Retirement Benefit Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure - Defined contribution plan
Incurred expense for defined contribution arrangements	$ 13,000	$ 13,000	$ 16,000
Zurich Plan
Funded status:
Unfunded pension obligation at beginning of year	50,405	41,365
Change in pension obligation:
Service cost	6,906	6,945
Interest cost	1,501	1,682
Plan participants’ contributions	2,704	2,504
Actuarial loss	8,467	7,550
Plan amendments	85	0
Benefits paid	1,756	(1,730)
Foreign currency adjustments	(5,965)	(465)
Change in pension obligation	15,454	16,486
Change in fair value of plan assets:
Actual return on plan assets	2,011	1,594
Employer contributions	5,319	5,337
Plan participants’ contributions	2,704	2,504
Benefits paid	1,756	(1,730)
Foreign currency adjustments	(3,872)	(259)
Change in fair value of plan assets	7,918	7,446
Funded status:
Unfunded pension obligation at end of year	57,941	50,405	$ 41,365
Additional information:
Projected benefit obligation at end of year	166,569	151,115
Accumulated pension obligation at end of year	156,803	141,716
Fair value of plan assets at end of year	$ 108,628	$ 100,710
Pension obligation - assumptions used
Discount rate	0.75%	1.00%	1.25%
Rate of compensation increase	2.00%	2.25%	2.25%
Net periodic benefit cost - assumptions used
Discount rate	1.00%	1.25%	2.25%
Expected return on plan assets	1.00%	1.25%	2.25%
Rate of compensation increase	2.25%	2.25%	2.50%
Defined Benefit Plan Estimated Future Benefit Payments Abstract
2017	$ 4,365
2018	4,279
2019	4,244
2020	4,403
2021	5,376
2022 to 2026	$ 32,860